Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Schedule of estimated useful lives
Years
Buildings and other constructions:
Administrative facilities	Between 20 and 51
Main production structures	Between 20 and 56
Minor production structures	Between 20 and 35
Machinery and equipment:
Mills and horizontal furnaces	Between 24 and 45
Vertical furnaces, crushers and grinders	Between 23 and 36
Electricity facilities and other minors	Between 10 and 35
Furniture and fixtures	10
Transportation units:
Heavy units	Between 5 and 15
Light units	Between 5 and 10
Computer equipment	Between 3 and 10
Tools	Between 5 and 10